Financial Debt - Recoverable cash and cash advances received (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of recoverable cash advances
Contractual advances	€ 7,627
Advances received	7,627	€ 7,627
Fixed reimbursements	1,959
Variable reimbursements	98
Sleep apnea device
Disclosure of recoverable cash advances
Contractual advances	1,600
Advances received	1,600
Fixed reimbursements	588
Variable reimbursements	8
First articles
Disclosure of recoverable cash advances
Contractual advances	2,160
Advances received	2,160
Fixed reimbursements	669
Variable reimbursements	24
Clinical trial
Disclosure of recoverable cash advances
Contractual advances	2,400
Advances received	2,400
Fixed reimbursements	585
Variable reimbursements	28
Activation chip improvements
Disclosure of recoverable cash advances
Contractual advances	1,467
Advances received	1,467
Fixed reimbursements	117
Variable reimbursements	€ 38